CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities:
Net income/(loss)	$ 5,096,480	$ 34,457,538	$ (34,698,251)
Less: (Income)/loss from discontinued operations, net of tax	0	(31,257,707)	34,792,733
Net income from continuing operations	5,096,480	3,199,831	94,482
Adjustments to reconcile net income from continuing operations to net cash provided by operating activities:
Depreciation	8,402,169	4,475,823	2,400,522
Amortization of deferred convertible notes issuance costs and premium	0	0	32,935
Losses on derivatives	0	0	134
Share-based compensation	439,071	870,618	746,980
Deferred tax provision for continuing operations	(1,094,385)	88,048	(151,737)
Fair value change of warrant liability	0	0	(577,500)
Gains on repurchase of convertible notes	0	0	(212,056)
Gains on disposal of solar project	(290,729)	0	(2,526,572)
Changes in working capital, excluding impact of dispositions:
Accounts receivable	(5,607,302)	(22,371,300)	(301,339)
Advances to suppliers	(19,647)	3,864,146	7,383,527
Value added tax recoverable	1,673,423	(9,052,607)	3,244,727
Prepaid expenses and other current assets	(4,157,231)	(8,625,177)	(313,134)
Project assets and deferred project costs	(9,737,172)	(30,731,709)	(35,788,345)
Contract costs	6,638,389	(12,192,302)	0
Other non-current assets	(3,138,597)	103,535	(3,250,650)
Accounts payable	(12,755,646)	24,452,548	(2,432,060)
Advances from customers	(126,851)	(282,019)	83,406
Amounts due to related parties	(16,606,095)	14,353,175	0
Other current liabilities	460,750	(1,802,578)	7,559,456
Income tax payable	408,382	284,182	0
Salary payable	(135,209)	560,416	0
Deferred project revenue	(20,536,065)	(13,878,685)	0
Net cash used in operating activities from continuing operations	(51,086,265)	(46,684,055)	(24,007,224)
Net cash provided by operating activities from discontinued operation	0	65,114,169	51,541,103
Net cash provided by/(used in) operating activities	(51,086,265)	18,430,114	27,533,879
Investing activities:
Purchase of property, plant and equipment	(40,399,769)	(80,314,313)	0
Proceeds from disposal of power stations	0	0	3,190,678
Lending to related parties	0	(1,624,261)	0
Repayment of lending by related parties	0	2,000,000	0
Net cash paid on settlement of derivatives	0	0	(134)
Net cash provided by/(used in) investing activities from continued operation	(40,399,769)	(79,938,574)	3,190,544
Net cash provided by/(used in) investing activities from discontinued operations	0	(76,415,127)	38,969,387
Net cash provided by/(used in) investing activities	(40,399,769)	(156,353,701)	42,159,931
Financing activities:
Proceeds from banks and other third party borrowings	59,977,400	6,101,351	0
Repayment of banks and other third party borrowings	(9,693,015)	0	(1,128,727)
Contribution from non-controlling interest holders of subsidiaries	30,318,948	0	0
Repurchase of convertible notes	0	0	(25,931,219)
Cash paid for common shares repurchase	0	0	(1,493,350)
Borrowings from related parties	17,273,194	11,343,739	0
Repayment of borrowings from related parties	(20,478,081)	(2,041,201)	0
Repayment of capital lease obligation	(4,960,478)	(976,966)	0
Proceeds from failed sale-lease back agreements	24,876,650	38,722,123	0
Repayment of failed sale-lease back financing	(11,490,104)	(251,213)	0
Net cash provided by/(used in) financing activities from continued operation	85,824,514	52,897,833	(28,553,296)
Net cash provided by/(used in) financing activities from discontinued operation	0	49,505,882	(33,820,418)
Net cash provided by/(used in) financing activities	85,824,514	102,403,715	(62,373,714)
Effect of exchange rate changes	1,258,263	11,612,791	(8,028,939)
Net decrease in cash and cash equivalents and restricted cash	(4,403,257)	(23,907,081)	(708,843)
Cash and cash equivalents and restricted cash, beginning of year (includes $33,371,486 of cash in assets of discontinued operations on December 31, 2016)	13,429,301	37,336,382	38,045,225
Cash and cash equivalents and restricted cash, end of year	9,026,044	13,429,301	37,336,382
Supplemental disclosure of cash flow information
Interest paid, net of capitalized interest	8,274,634	3,936,302	2,973,128
Income tax paid	637,527	42,877	79,976
Non-cash investing and financing transactions
Payables for purchase of property, plant and equipment	(36,680,431)	(25,562,367)	(2,051,958)
Payable for capital lease	$ (34,130,495)	$ (28,783,346)	$ 0